Contingent liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 2,569	$ 103
Guarantee [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	[1]	2,500	0
Loyalty reward programme [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	[2]	$ 69	$ 103

[1]	The guarantee is a standby letter of credit supporting external bank funding of the jointly controlled entity Fertimas S.A. Funding was previously provided by the respective joint venture partners.
[2]	The PGG Wrightson Loyalty Reward Programme is run in conjunction with the co-branded ASB Visa reward card. A provision is retained for the expected level of points redemption. The contingent liability represents the balance of live points that are not recognized as a liability in the consolidated statements for financial position. Losses are not expected to arise from this contingent liability.